Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Summary of future minimum obligation
Years Ended December 31,	Future Minimum Lease Payments
2014	$415,907
2015	174,060
2016	65,976
2017	54,980
2018 and thereafter	-
Total	$710,923